Income tax - Reconciliation between reported tax expense (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax		$ 9,054	$ 0
Tax effects from:
Income tax (expense)/benefit	$ 332	$ (8,206)	$ (479)		$ (652)
Statutory tax rate (in percent)		20.60%	21.40%	21.40%		22.00%
Knilo HoldCo AB (Successor Parent)
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax		$ (46,545)	$ (7,259)		(18,530)
Income tax calculated according to tax rate in Sweden 20.6% 2021/21.4% 2020, 2019		9,588	1,553		3,965
Tax effects from:
Non-deductible costs		(1,542)	(1,143)		(3,019)
Previously unrecognized tax losses used to reduce current tax expenses		184	70		(244)
Differences in overseas tax rates		(24)	(22)		(50)
Other			21
Income tax (expense)/benefit		$ 8,206	$ 479		$ 652
Nexttobe AB (Predecessor Parent)
Reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
Loss before tax	(7,500)
Income tax calculated according to tax rate in Sweden 20.6% 2021/21.4% 2020, 2019	1,605
Tax effects from:
Non-deductible costs	(1,909)
Previously unrecognized tax losses used to reduce current tax expenses	(28)
Income tax (expense)/benefit	$ (332)